Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Goldman Sachs ETF Trust
Prospectus Date	rr_ProspectusDate	Feb. 28, 2025
Goldman Sachs ActiveBeta World Low Vol Plus Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF—SummaryTicker: GLOV Stock Exchange: Cboe BZX Exchange, Inc.
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Goldman Sachs ActiveBeta® World Low Vol Plus Equity ETF (the “Fund”) seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Goldman Sachs ActiveBeta® World Low Vol Plus Equity Index (the “Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy, hold and sell Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund may pay transaction costs when it buys and sells securities or instruments (i.e., “turns over” its portfolio). A high rate of portfolio turnover may result in increased transaction costs, including brokerage commissions, which must be borne by the Fund and its shareholders, and is also likely to result in higher short-term capital gains for taxable shareholders. These costs are not reflected in total annual fund operating expenses or in the expense example above, but are reflected in the Fund’s performance. The Fund’s portfolio turnover rate for the fiscal year ended August 31, 2024 was 25% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of owning Shares of the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing at least 80% of its assets (exclusive of collateral held from securities lending) in securities included in its underlying index, in depositary receipts representing securities included in its underlying index and in underlying stocks in respect of depositary receipts included in its underlying index. The Index is designed to deliver exposure to large- and mid-capitalization equity securities of developed market issuers, including the United States. The Index is constructed using the patented ActiveBeta® Portfolio Construction Methodology, which was developed to provide exposure to the “factors” (or characteristics) that are commonly tied to a stock’s outperformance relative to market returns. These factors include low volatility (i.e., a relatively low degree of fluctuation in a company’s share price over time), value (i.e., how attractively a stock is priced relative to its “fundamentals,” such as book value and free cash flow), momentum (i.e., whether a company’s share price is trending up or down), and quality (i.e., profitability). The Index seeks to provide exposure to these factors with an emphasis on the low volatility factor. Given the Fund’s investment objective of attempting to track its Index, the Fund does not follow traditional methods of active investment management, which may involve buying and selling securities based upon analysis of economic and market factors. Goldman Sachs Asset Management, L.P. (the “Index Provider”) constructs the Index in accordance with a rules-based methodology that involves three steps.Step 1In the first step, the individual factor subindex for low volatility (the “ActiveBeta® Low Volatility Factor Subindex”) is created from the constituents of the Solactive GBS Developed Markets Large & Mid Cap Index (the “Reference Index”), a market capitalization-weighted index. Each constituent is assigned a “factor score” based on a specified volatility measurement that is a composite of the inverse of the standard deviation of past 12-month daily total stock returns and the inverse of market capitalization. Securities with a factor score that is above a fixed “Cut-off Score” receive an overweight in the ActiveBeta® Low Volatility Factor Subindex relative to the Reference Index and securities with a factor score that is below the Cut-off Score receive an underweight in the ActiveBeta® Low Volatility Factor Subindex relative to the Reference Index. Accordingly, the magnitude of overweight or underweight that a security receives in constructing the ActiveBeta® Low Volatility Factor Subindex is determined by the performance of its factor score relative to the fixed “Cut-off Score.” The Index includes only long positions (i.e., short positions are impermissible), so the smallest weight for any given security is zero. Step 2In the second step, individual factor subindexes for value, momentum and quality (the “ActiveBeta® Value Factor Subindex, ActiveBeta® Momentum Factor Subindex and ActiveBeta® Quality Factor Subindex,” respectively) are created from the constituents of the ActiveBeta® Low Volatility Factor Subindex. To construct each of these subindexes, all constituents in the ActiveBeta® Low Volatility Factor Subindex are assigned a “factor score” based on certain specified measurements (i.e., in the case of the value factor, the factor score is based on a composite of book value-to-price, sales-to-price and free cash flow-to-price). Securities with a factor score that is above a fixed “Cut-off Score” receive an overweight in the applicable ActiveBeta® Factor Subindex relative to the ActiveBeta® Low Volatility Factor Subindex and securities with a factor score that is below the Cut-off Score receive an underweight the applicable ActiveBeta® Factor Subindex relative to the ActiveBeta® Low Volatility Factor Subindex.Step 3In the third step, the ActiveBeta® Value Factor Subindex, ActiveBeta® Momentum Factor Subindex, and ActiveBeta® Quality Factor Subindex are combined in equal weights to form the Index.The Index is rebalanced on a quarterly basis in accordance with the published rebalancing schedule of the Reference Index. As of December 1, 2024, the Index consisted of 446 securities with a market capitalization range of between approximately $2.0 billion and $3.6 trillion in the following countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The components of the Index may change over time. The percentage of the portfolio exposed to any asset class, country or geographic region will vary from time to time as the weightings of the securities within the Index change, and the Fund may not be invested in each asset class, country or geographic region at all times. The Index Provider determines whether an issuer is located in a particular country by reference to the Reference Index methodology. Solactive AG, which constructs the Reference Index, will generally deem an issuer to be located in a particular country if it is organized under the laws of the particular country and it is primarily listed in the particular country; in the event that these factors point to more than one country, the Reference Index methodology provides for consideration of the issuer’s country of domicile and country of risk. The Index is comprised of equity securities, including American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund seeks to invest in the Index components in approximately the same weighting that such components have within the Index at the applicable time. The Fund may purchase a sample of securities in its Index. There may also be instances in which the Investment Adviser may choose to underweight or overweight a security in the Fund’s Index, purchase securities not in the Fund’s Index that the Investment Adviser believes are appropriate to substitute for certain securities in such Index or utilize various combinations of other available investment techniques.The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that its Index is concentrated. The degree to which components of the Index represent certain sectors or industries may change over time.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may concentrate its investments (i.e., hold more than 25% of its total assets) in a particular industry or group of industries to the extent that its Index is concentrated.
Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Shares from year to year; and (b) how the average annual total returns of the Fund’s Shares compare to those of a regulatorily required broad-based securities market index (MSCI ACWI Index) (the “Regulatory Benchmark”), the Fund's Index, and the Solactive GBS Developed Markets Large & Mid Cap USD Index (the “Secondary Benchmark”). The Secondary Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure than the Regulatory Benchmark. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with new regulatory requirements. For additional information about the Regulatory Benchmark and Secondary Benchmark, please see “Additional Benchmark Information” on page 36 of the Prospectus.The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost at am.gs.com or by calling the appropriate phone number on the back cover of the Prospectus.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Shares from year to year; and (b) how the average annual total returns of the Fund’s Shares compare to those of a regulatorily required broad-based securities market index (MSCI ACWI Index) (the “Regulatory Benchmark”), the Fund's Index, and the Solactive GBS Developed Markets Large & Mid Cap USD Index (the “Secondary Benchmark”). The Secondary Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure than the Regulatory Benchmark. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with new regulatory requirements. For additional information about the Regulatory Benchmark and Secondary Benchmark, please see “Additional Benchmark Information” on page 36 of the Prospectus.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Secondary Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure than the Regulatory Benchmark. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with new regulatory requirements.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	am.gs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	ReturnsQuarter endedYear-to-Date Return18.15%September 30, 2024During the periods shown in the chart above:ReturnsQuarter endedBest Quarter Return9.71%December 31, 2023Worst Quarter Return-2.91%September 30, 2023
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNFor the period ended December 31, 2023
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Benchmark returns do not reflect any deductions for fees or expenses.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	Benchmark returns do not reflect any deductions for fees or expenses.
Goldman Sachs ActiveBeta World Low Vol Plus Equity ETF | Risk Lose Money [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Loss of money is a risk of investing in the Fund.
Goldman Sachs ActiveBeta World Low Vol Plus Equity ETF | Risk Not Insured Depository Institution [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.
Goldman Sachs ActiveBeta World Low Vol Plus Equity ETF | Calculation Methodology Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Calculation Methodology Risk. The Index relies on various sources of information to assess the criteria of issuers included in the Index (or the Reference Index), including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, Solactive AG (the “Calculation Agent”) nor the Investment Adviser can offer assurances that the Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Goldman Sachs ActiveBeta World Low Vol Plus Equity ETF | Depositary Receipts Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Depositary Receipts Risk. Foreign securities may trade in the form of depositary receipts, which include ADRs and GDRs (collectively “Depositary Receipts”). To the extent the Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted. The issuers of Depositary Receipts may discontinue issuing new Depositary Receipts and withdraw existing Depositary Receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.
Goldman Sachs ActiveBeta World Low Vol Plus Equity ETF | Foreign Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.
Goldman Sachs ActiveBeta World Low Vol Plus Equity ETF | Geographic Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Geographic Risk. If the Fund focuses its investments in issuers located in a particular country or geographic region, it will subject the Fund to a greater extent than if investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.
Goldman Sachs ActiveBeta World Low Vol Plus Equity ETF | Index Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Index Risk. The Fund will be negatively affected by general declines in the securities and asset classes represented in the Index. In addition, because the Fund is not “actively” managed, unless a specific security is removed from the Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble, and the Fund does not take defensive positions in declining markets. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index Provider relies on third party data it believes to be reliable in constructing the Index, but it does not guarantee the accuracy or availability of any such third party data, and there is also no guarantee with respect to the accuracy, availability or timeliness of the production of the Index.
Goldman Sachs ActiveBeta World Low Vol Plus Equity ETF | Industry Concentration Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Industry Concentration Risk. In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that the Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If the Index is not concentrated in a particular industry or group of industries, the Fund will not concentrate in a particular industry or group of industries.
Goldman Sachs ActiveBeta World Low Vol Plus Equity ETF | Investment Style Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment Style Risk. The Index is intended to provide exposure to certain equity markets, and as a result the Index may be more volatile than a more broadly based conventional index. The Fund may outperform or underperform other funds that invest in similar asset classes but employ different investment styles.
Goldman Sachs ActiveBeta World Low Vol Plus Equity ETF | Large Shareholder Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Large Shareholder Risk. Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on Cboe BZX Exchange, Inc. (“Cboe”) and may, therefore, have a material upward or downward effect on the market price of the Shares.
Goldman Sachs ActiveBeta World Low Vol Plus Equity ETF | Low Volatility Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Low Volatility Risk. The Fund relies on the Index Provider for the identification of equity securities with low volatility in their share prices and its performance may suffer if such securities are not correctly identified or if a portfolio comprised of such securities exhibits more volatility than intended. The value of securities in the Fund’s portfolio is subject to fluctuations due to factors affecting individual securities, particular industries or group of industries, or the markets generally. There can be no guarantee that the prices of such securities will be less volatile than the market as a whole, and could be more volatile. In additional, low volatility equity securities are likely to underperform the broader market during periods of rapidly rising equity prices.
Goldman Sachs ActiveBeta World Low Vol Plus Equity ETF | Market Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments.
Goldman Sachs ActiveBeta World Low Vol Plus Equity ETF | Market Trading Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market Trading Risk. The net asset value (“NAV”) of the Fund and the value of your investment may fluctuate. Market prices of Shares may fluctuate, in some cases significantly, in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. Any of these factors, among others, may result in Shares trading at a significant premium or discount to NAV, which will be reflected in the intraday bid/ask spreads and/or the closing price of Shares as compared to NAV. In addition, because liquidity in certain underlying securities may fluctuate, Shares may trade at a larger premium or discount to NAV than shares of other kinds of ETFs. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. Additionally, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings.The securities held by the Fund may be traded in markets that close at a different time than the stock exchange on which the Fund's Shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Fund's listing exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the Shares' NAV may widen.
Goldman Sachs ActiveBeta World Low Vol Plus Equity ETF | Mid Cap Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mid-Cap Risk. Investments in mid-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Goldman Sachs ActiveBeta World Low Vol Plus Equity ETF | Stock Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Goldman Sachs ActiveBeta World Low Vol Plus Equity ETF | Tracking Error Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Index. The performance of the Fund may diverge from that of the Index for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the Index or the need to meet new or existing regulatory requirements. Unlike the Fund, the returns of the Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the Investment Company Act of 1940, as amended (the “Investment Company Act”), to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies, or as a result of market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates.
Goldman Sachs ActiveBeta World Low Vol Plus Equity ETF | Valuation Risk [Member]
Risk Return Abstract	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. Because non-U.S. exchanges may be open on days when the Fund does not price its Shares, the value of the securities or assets in the Fund’s portfolio may change on days when investors will not be able to purchase or sell the Fund’s Shares. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues or otherwise.
Goldman Sachs ActiveBeta World Low Vol Plus Equity ETF | Goldman Sachs ActiveBeta World Low Vol Plus Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
Management Fee	rr_ManagementFeesOverAssets	0.25%
Distribution and Service (12b-1) Fee	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.25%
1 Year	rr_ExpenseExampleYear01	$ 26
3 Years	rr_ExpenseExampleYear03	80
5 Years	rr_ExpenseExampleYear05	141
10 Years	rr_ExpenseExampleYear10	$ 318
2023	rr_AnnualReturn2023	16.10%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2024
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	18.15%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter Return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter Return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2023
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.91%)
1 Year	rr_AverageAnnualReturnYear01	16.10%
Since Inception	rr_AverageAnnualReturnSinceInception	6.36%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 15, 2022
Goldman Sachs ActiveBeta World Low Vol Plus Equity ETF | Return After Taxes on Distributions | Goldman Sachs ActiveBeta World Low Vol Plus Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.48%
Since Inception	rr_AverageAnnualReturnSinceInception	3.35%
Goldman Sachs ActiveBeta World Low Vol Plus Equity ETF | Return After Taxes on Distributions and Sale of Fund Shares | Goldman Sachs ActiveBeta World Low Vol Plus Equity ETF
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.90%
Since Inception	rr_AverageAnnualReturnSinceInception	2.92%
Goldman Sachs ActiveBeta World Low Vol Plus Equity ETF | Goldman Sachs ActiveBeta World Low Vol Plus Equity Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.81%
Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
Goldman Sachs ActiveBeta World Low Vol Plus Equity ETF | Solactive GBS Developed Markets Large & Mid Cap Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.92%
Since Inception	rr_AverageAnnualReturnSinceInception	7.58%
Goldman Sachs ActiveBeta World Low Vol Plus Equity ETF | MSCI ACWI Index
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	22.20%
Since Inception	rr_AverageAnnualReturnSinceInception	7.02%